INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Schedule of Distributions From and Contributions to Equity Accounted Investees (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Tax return of capital distribution		$ 63
Total for all joint ventures
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	$ 544	626
Contributions	411	371
PGI
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	534	505
Contributions	243	124
Cedar LNG
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	0	0
Contributions	147	241
Alliance
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	0	80
Contributions	0	5
Aux Sable
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	0	31
Contributions	0	1
Greenlight
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	0	0
Contributions	21	0
Other
Disclosure of joint ventures [line items]
Distributions to non-controlling interests	10	10
Contributions	$ 0	$ 0